Segments information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments information

Note 21 – Segments information

Upon adoption of the ASU 2023-07 on January 1, 2024, below disclosure and presentation have been retrospectively amended.

The Company’s operating segments have been identified based on the way management organizes the business by the nature of services provided to customers and how the Chief Operating Decision Maker (“CODM”) manages the business and allocates resources. The CODM for the Company is its Chief Executive Officer. The accounting policies applied to each segment are consistent with those described in the summary of significant accounting policies. Intersegment sales and transfers are accounted for as if the transactions were made with third parties, using current market prices.

The CODM evaluates the performance of reportable segments and allocates resources primarily based on segment profit (loss). Segment profit (loss) represents segment revenue less directly attributable and allocated cost of revenue and operating expenses. Segment profit (loss) is the primary measure used by the CODM and is determined in a manner consistent with the measurement principles used in preparing the consolidated financial statements in accordance with ASC 280-10-50-28A. The CODM does not evaluate the performance of segments using asset information. As such, the Company does not allocate assets to its reportable segments.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Segment profit (loss) excludes certain corporate-level expenses and non-operating items that are not allocated to the reportable segments. These items primarily include professional fees, loss on debt settlement, change in fair value of prepaid forward purchase liabilities, loss on settlement of prepaid forward contracts, and other corporate expenses managed on a consolidated basis. Such amounts are presented as reconciling items to consolidated net loss before income taxes. As a result, consolidated net loss before income taxes includes these unallocated corporate-level and non-operating items that are excluded from segment profit (loss), which gives rise to the difference between total segment profit (loss) and consolidated net loss before income taxes.

The CODM uses segment profit (loss) in the annual budgeting and forecasting process to allocate capital, marketing expenditures, and personnel resources among the property management services and holistic wellness consumer products and services. The CODM reviews segment profit (loss) on a regular basis, including comparisons of budgeted results to actual results, to evaluate margin performance, cost efficiency, and profitability trends within each segment. Segment profit (loss) is also used to compare the relative operating performance of the reportable segments in making decisions regarding expansion initiatives, product strategy, sales focus, and operational investments.

The Company has identified its operating segments based on the internal financial information reviewed by the CODM to assess performance and allocate resources. The Company’s operating segments are organized primarily based on the nature of products sold and services provided. Based on the aggregation criteria in ASC 280, the Company has determined that it has two reportable segments: property management services and holistic wellness consumer products and services.

The following tables summarize the Company’s segment information for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
	Property management services	Holistic wellness consumer products and services	Total
Revenue from external customers	$4,367,584	$2,452,680	$6,820,264

Less:
Cost of revenue	3,390,367	437,098	3,827,465
Salary Expense	324,682	812,089	1,136,771
Bad debt expense	4,050	-	4,050
Impairment loss on long-lived assets		37,480	37,480
Other segment items	495,012	2,273,902	2,768,914
Segment profits (loss)	153,473	(1,030,592)	(954,416)

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees			1,723,632
Other corporate expenses			47,727
Net loss before income taxes			(2,725,775)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,921,982	$89,023	$4,011,005

Less:
Cost of revenue	3,214,862	33,988	3,248,850
Salary Expense	680,792	114,145	794,937
Impairment loss on long-lived assets	-	14,755,560	14,755,560
Bad debt expense	-	44,885	44,885
Other segment items	214,442	573,029	787,471
Segment loss	(188,114)	(15,432,584)	(15,620,698)

Reconciliation of segment loss
Less: Unallocated amounts
Professional fees			1,282,865
Loss on debt settlement			448,000
Other corporate expenses			290,599
Net loss before income taxes			(17,642,162)

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,706,458	$-	$3,706,458

Less:
Cost of revenue	2,864,383	-	2,864,383
Salary Expense	749,437	-	749,437
Bad debt expense	2,463	-	2,463
Other Segment items	223,452	-	223,452
Segment loss	(133,277)	-	(133,277)

Reconciliation of segment loss
Less: Unallocated amounts
Professional fees			2,364,263
Change in fair value of prepaid forward purchase liabilities			1,303,658
Loss on settlement of prepaid forward contracts			2,635,816
Other corporate expenses			1,997,767
Net loss before income taxes			(8,434,781)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Other Significant Items:

	For the Year Ended December 31, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$24,289	$4,558	$250,398	$257,385
Depreciation and amortization	$2,821	$38,732	$153,656	$195,209
Capital expenditure	$104,450	$-	$-	$104,450

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,137	$10,440	$32,313	$44,890
Depreciation and amortization	$139,987	$13,058	$20,172	$173,217
Capital expenditure	$-	$113,603	$2,427	$116,030

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,584	$-	$20,641	$23,225
Depreciation and amortization	$119,348	$-	$-	$119,348
Capital expenditure	$-	$-	$-	$-

Disaggregated information of revenues by regions are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Singapore	$4,827,569	$3,921,982	$3,706,458
Malaysia	1,992,695	89,023	-
Total	$6,820,264	$4,011,005	$3,706,458